NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE	12 Months Ended
Dec. 31, 2018
Miscellaneous assets [abstract]
NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE

NOTE 13 - NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE

Non-current assets and groups in expropriation held for sale at December 31, 2018 and December 31, 2017, are detailed below:

	As of	As of
	December 31,	December 31,
	2018	2017
	ThUS$	ThUS$
Current assets

Aircraft	265	236,022
Engines and rotables	5,299	9,197
Other assets	204	45,884
Total	5,768	291,103

Current liabilities
Other liabilities	-	15,546
Total	-	15,546

The balances are presented at the lower of book value and fair value less cost to sell. The fair value of these assets was determined based on quoted prices in active markets for similar assets or liabilities. This is a level II measurement as per the fair value hierarchy set out in note 3.3 (2). There were no transfers between levels for recurring fair value measurements during the year.

(a)	Assets reclassified from Property, plant and equipment to Non-current assets or groups of assets for disposal classified as held for sale

During fiscal year 2017, adjustments were recognized for US$ 17.4 million to register these assets at their net realizable value.

Additionally, during the same period 2017, the sale of seven Airbus A330 spare engines occurred.

During the 2018 period, an engine spare Boeing 767 was transferred from the property, plant and equipment and adjustments for US$ 2.3 million were recognized to record these assets at their net realizable value.

In addition, during the 2018 period, two Boeing 777 aircraft were sold, an Airbus A330 aircraft, an a Airbus A330 spare engine were sold and an Airbus A320 aircraft was transferred from the property, plant and equipment.

The detail of fleet classified as non-current assets or groups of assets for disposal classified as held for sale is the following:

	As of	As of
	December 31,	December 31,
Aircraft	2018	2017
Boeing 777 Freighter	-	2	(*)
Airbus A330-200	-	1
Airbus A320-200	-	1
ATR42-300	1	1
Total	1	5

(*) One aircraft leased to DHL.

(b)	Assets reclassified from Inventories to Non-current assets or groups of assets for disposal classified as held for sale

During in the first quarter of 2017, technical stocks of the fleet Airbus A330, were reclassified from Inventories to Non-current assets or groups of assets for disposal classified as held for sale.

During fiscal year 2017, an adjustment of US $ 1.3 million was recognized to record these assets at their net realizable value.